Note 6 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2016	2015
Current:
Federal	$(2)	$(3)
State	127	62
	125	59
Deferred:
Federal	-	-
State	-	-
	-	-
	$125	$59

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2016	2015
Deferred tax assets:
Accounts receivable, allowance for doubtful accounts	$87	$81
Reserves not deductible until paid	300	289
Net operating loss carryforwards
Federal	2,764	2,654
State	537	768
Federal tax credit	398	338
Other	12	11
Gross deferred tax assets	4,098	4,141
Less valuation allowance	(1,453)	(1,651)
Deferred tax assets net of valuation allowance	$2,645	$2,490

Deferred tax liabilities:
Property and equipment	$(2,399)	$(2,307)
Other	(238)	(175)
Gross deferred tax liabilities	$(2,637)	$(2,482)
Net deferred tax asset	$8	$8

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2016	2015
Loss before income taxes	$(284)	$(1,163)
Less net loss attributable to non-controlling interest in subsidiary	(340)	(510)
Income (loss) before income taxes attributable to Avalon Holdings Corporation common shareholders	56	(653)
Federal statutory rate	35%	35%
	20	(229)
State income taxes, net of federal income tax benefits	82	38
Change in valuation allowance	(198)	233
Increase in available federal tax credit	(60)	(29)
Decrease in capital loss carryforward	-	10
Other nondeductible expenses	41	44
Decrease (increase) in net operating loss carryforward:
State	231	(42)
Federal	5	(8)
Other, net	4	42
	$125	$59